SUPPLEMENTAL CASH FLOW DISCLOSURE (Tables)	12 Months Ended
Dec. 28, 2025
Cash flow statement [Abstract]
Disclosure of detailed information about adjustments to reconcile profit (loss) explanatory	Adjustments to reconcile net earnings to cash flows from operating activities - other items:

	2025	2024

Unrealized net loss (gain) on foreign exchange and financial derivatives	$235	$23
Non-cash restructuring costs (recoveries) related to property, plant and equipment (PP&E), right-of-use assets, and computer software (note 19)	2,257	(10,948)
Cash settled share-based awards in connection with outgoing executives' termination benefits	—	(15,396)
Timing differences between settlement of financial derivatives and transfer of deferred gains and losses in accumulated OCI to inventory and net earnings	(11,703)	(6,095)
Net interest expense incurred on bond issuance previous to Hanes transaction close	2,895	—
Restructuring charges related to post consideration settlement for vested shares related to the Hanes acquisition	19,803	—
Gain on debt redemption, net of debt breakage fee	(3,475)	—
Other non-current assets	(893)	(17,681)
Other non-current liabilities	5,210	1,357
Bridge facility commitment fees	9,275	—
	$23,604	$(48,740)

Disclosure of detailed information about variations in non-cash transactions explanatory	Variations in non-cash transactions:

	2025	2024

Net additions to property, plant and equipment and intangible assets included in accounts payable and accrued liabilities	$1,376	$(2,894)
Proceeds on disposal of property, plant and equipment and computer software included in other current assets	(10)	(176)
Amounts payable relating to taxes on share repurchases included in accounts payable and accrued liabilities	3,336	14,904
Reclass from accounts payable and accrued liabilities to contributed surplus pursuant to change in settlement of restricted share units	—	(2,384)
Amounts payable relating to non-Treasury RSUs to be settled in cash included in accounts payable and accrued liabilities	—	2,384
Additions to right-of-use assets included in lease obligations	22,919	33,794
Shares repurchases for cancellation included in accounts payable and accrued liabilities	(937)	(9,014)
Non-cash ascribed value credited to share capital from shares issued or distributed pursuant to vesting of restricted share units and exercise of stock options	16,570	21,184
Deferred compensation credited to contributed surplus	(1,636)	1,312
Non-cash ascribed value credited to contributed surplus for dividends attributed to restricted share units	—	1,275
Shares issued to acquire Hanes (note 5)	2,014,571	—
Withholding taxes payable pursuant to vesting of RSU	17,326	—

Changes in non-cash working capital balances	Changes in working capital balances:

	2025	2024

Trade accounts receivable	$(87,325)	$(134,372)
Income taxes	10,578	27,588
Inventories	(117,169)	(20,823)
Prepaid expenses, deposits and other current assets	29,065	(11,435)
Accounts payable and accrued liabilities	153,674	73,121
	$(11,177)	$(65,921)

Cash flows from financing activities - other items	Cash flows used in financing activities - other items:

	2025	2024

Payment of lease obligations (note 10(b))	$(25,660)	$(15,244)
Withholding taxes paid pursuant to the settlement of non-Treasury RSUs	(23,992)	(19,202)
Proceeds from the issuance of shares	10,067	6,865
Payment of tax on shares repurchased for cancellation under normal course issuer bid program	(14,910)	—
Share repurchases for settlement of non-Treasury RSUs (note 15(e))	(29,493)	(27,693)
Transaction costs on equity issuance	(2,447)	—
Deferred financing costs	(18,677)	—
	$(105,112)	$(55,274)